Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of unvested restricted share units
	Number of shares	Weighted- Average Grant-Date Fair Value

Unvested at December 31, 2020	427,076	$2.54
Granted	-	$-
Vested	(3,000)	$2.42
Unvested at June 30, 2021	424,076	$2.54